Other Non-Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other Non-Current Assets
Security deposits	$ 1,883	$ 1,888
Restricted cash	4,000
Deferred offering costs		3,711
Other long-term assets	2,610
Total other non-current assets	$ 8,493	$ 5,599